Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Cash Flows from Operating Activities:
Net loss	$ (1,870,497)	$ (2,885,444)	$ (1,074,151)	$ (611,196)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,194,653	102,399
Changes in operating assets and liabilities:
Prepaid expenses – related party		833,333
Accounts payable – related party	4,498	782,206
Other payables and accrued liabilities	394,766	66,050
Operating lease liability – related party		430
Accrued liability – related party	2,000
Franchise tax payable	(612)	800
Net cash used in operating activities	(275,192)	(1,100,226)
Cash Flows from Investing Activities:
Loan to UPTD as extension note receivable prior to business combination	(112,298)
Net cash used in investing activities	(112,298)
Cash Flows from Financing Activities:
Net proceeds from PIPE investment	10,000,000
Net proceeds from issuance of Series A Preferred Stock	9,020,000
Net proceeds from promissory note	300,000
Proceeds from business combination	726,339
Net cash provided by financing activities	20,046,339
Net Change in Cash	19,658,849	(1,100,226)
Cash at beginning of period	2,479,146	4,088,333			$ 4,088,333
Cash at end of period	22,137,995	2,988,107	4,088,333		2,479,146
Supplemental Cash Flow Information
Cash paid for income tax
Cash paid for interest
Supplemental Disclosure of Non-cash Financing Activities
Deferred transaction costs included in other payables and accrued liabilities		66,187
Conversion of Series A prefer stock into common stock	5,000,000
Conversion of deferred underwriting commission payable into Series A preferred stock	730,000
Previously Reported
Cash Flows from Operating Activities:
Net loss			(1,074,151)	(611,196)	(11,114,402)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation			34,133	95,835	409,595
Amortization of operating right-of-use asset, related party
Changes in operating assets and liabilities:
Prepaid expenses – related party			(833,333)		833,333
Accounts payable – related party					8,387,559
Other payables and accrued liabilities			945,587		122,594
Accrued liability – related party					22,000
Franchise tax payable			1,097		3,200
Net cash used in operating activities			(926,667)	(515,361)	(1,336,121)
Cash Flows from Investing Activities:
Loan to UPTD as extension note receivable prior to business combination					(273,066)
Net cash used in investing activities					(273,066)
Cash Flows from Financing Activities:
Net transfers from Parent				515,361
Net proceeds from early exercise of stock options			15,000
Net proceeds from issuance of Series A Preferred Stock			5,000,000
Net cash provided by financing activities			5,015,000	515,361
Net Change in Cash			4,088,333		(1,609,187)
Cash at beginning of period	$ 2,479,146	$ 4,088,333			4,088,333
Cash at end of period			4,088,333		2,479,146
Supplemental Cash Flow Information
Cash paid for income tax
Cash paid for interest
Supplemental Disclosure of Non-cash Financing Activities
Deferred transaction costs included in other payables and accrued liabilities					276,187
Recognition of related party operating right-of-use asset and lease liability					$ 48,988